CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Accumulated Other Comprehensive Loss [Member]	General Partner [Member]	Limited Partner [Member]
Beginning balance, value at Dec. 31, 2022	$ 2,342,963		$ 37,469	$ 2,305,494
Beginning balance, units at Dec. 31, 2022			622,296	30,184,388
Cash distribution paid ($0.20 per unit—see Note 18)	(6,160)		$ (124)	$ (6,036)
Stock-based compensation (see Note 13)	4			4
Net income	433,645		8,671	424,974
Ending balance, value at Dec. 31, 2023	2,770,452		$ 46,016	$ 2,724,436
Ending balance, units at Dec. 31, 2023			622,296	30,184,388
Cash distribution paid ($0.20 per unit—see Note 18)	(6,132)		$ (124)	$ (6,008)
Acquisition of treasury units (see Note 13), units				(489,955)
Acquisition of treasury units (see Note 13)	(25,000)			$ (25,000)
Net income	367,308		7,441	359,867
Ending balance, value at Dec. 31, 2024	3,106,628		$ 53,333	$ 3,053,295
Ending balance, units at Dec. 31, 2024			622,296	29,694,433
Cash distribution paid ($0.20 per unit—see Note 18)	(5,955)		$ (124)	$ (5,831)
Acquisition of treasury units (see Note 13), units				(1,029,312)
Acquisition of treasury units (see Note 13)	(43,000)			$ (43,000)
Other comprehensive loss (see Note 12)	(2,261)	$ (2,261)
Net income	285,334		5,992	279,342
Ending balance, value at Dec. 31, 2025	$ 3,340,746	$ (2,261)	$ 59,201	$ 3,283,806
Ending balance, units at Dec. 31, 2025			622,296	28,665,121